Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Financial Statements

1. Organization and Basis of Financial Statements

Deswell Industries, Inc. was incorporated in the British Virgin Islands on December 2, 1993.

The principal activities of the Company comprise the manufacturing and sales of injection-molded plastic parts and components and electronic products assembling. The manufacturing activities are subcontracted to subsidiaries operating in the People's Republic of China (“PRC”). The selling and administrative activities were originally performed in the Hong Kong Special Administrative Region ("Hong Kong") of the PRC. From August 2003, these activities were moved to the Macao Special Administrative Region (“Macao”) of the PRC.

As the Company is a holding company, the amount of any dividends to be declared by the Company will be dependent upon the amount which can be distributed from its subsidiaries. Dividends from subsidiaries are declared based on profits as reported in their statutory accounts.

COVID-19 Considerations

Since the outbreak of COVID-19 in December 2019, there are travel restrictions effected by countries worldwide.  A series of quarantine measures have been taken by the PRC government between cities in Mainland and Hong Kong, and Macao (where our management team resides, and corporate offices are located). The Company’s two principal manufacturing plants are located in the Dongguan province of the PRC. In order to mitigate the COVID-19 pandemic, people entering into Mainland from other regions (including Hong Kong and Macao) are required to be quarantined in designated hotels for 14 to 21 days.

These border entry restrictions create challenges for productivity and connectivity, and could affect our ability to enhance, develop, and support existing products, detect and prevent production deficiencies, as well as exploring new business opportunities.  Travel arrangements among the Company’s management team have been well-planned and enhanced to smooth supervision over plant production and administration.

Though inoculation has been commenced in some countries, the vaccination rate is still low and the effectiveness to control the spread of the pandemic is not certain. The Company cannot assure that further closures or reductions of its operations or production may not be necessary in upcoming months as the result of business interruptions arising from protective measures being taken by the governmental agencies or of other consequences of the COVID-19 outbreak. The situation continues to develop, and it is impossible to predict the effect and ultimate impact of the COVID-19 outbreak on the global economy.

During the year ended March 31, 2021 the Company did not experience a significant negative impact of COVID-19 on its operations, capital and financial position. We did not record material asset impairments, inventory charges or bad debt provision related to COVID-19 during the year ended March 31, 2021. We will continue to evaluate the nature and extent of the impact of the COVID-19 outbreak on our financial condition, results of operations and cash flows.